COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Jan. 18, 2022	Aug. 24, 2023	Dec. 28, 2021	Dec. 31, 2023
CFO [Member]
Amount of salary	$ 200,000
Options exercisable, shares	1,000,000
Options exercisable, weighted average exercise price	$ 0.96
Options exercisable, weighted average term	10 years
Vested amount	$ 868,000
Description of options vesting				vest monthly over 36 months from issuance
Todd Michaels, President and CEO
Amount of salary			$ 250,000
Options exercisable, shares			1,000,000
Options exercisable, weighted average exercise price			$ 0.52
Options exercisable, weighted average term			10 years
Vested amount			$ 469,000
Description of options vesting				vest monthly over 36 months beginning one month from issuance
Jason Loyet, Director of Commercial Solar
Amount of salary		$ 250,000	$ 150,000
Options exercisable, shares		500,000	1,000,000
Options exercisable, weighted average exercise price		$ 0.89	$ 0.52
Options exercisable, weighted average term			10 years
Vested amount		$ 444,000	$ 469,000
Description of options vesting		vest monthly over 36 months from issuance		vest monthly over 36 months beginning one month from issuance